FINANCING RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2017
FINANCING RECEIVABLE [Abstract]
Schedule of financing receivable
	As of December 31,
	2016	2017
Current financing receivable
Used car financing	$277,684	$129,018
Financing for installment sales	11,205	2,177
Other financing	27,775	1,306
Net deferred origination costs	176	-
Less allowance for financing receivable	(15,067)	(7,023)
Current financing receivable, net	$301,773	$125,478

Long-term financing receivable
Used car financing	$53	$8
Financing for installment sales	324	-
Less allowance for long-term financing receivable	(47)	-
Long-term financing receivable, net	$330	$8

Schedule of nonaccrual financing receivable
	As of December 31,
	2016	2017

Used car financing	$3,352	$7,373
Financing for installment sales	6,817	2,051
Other financing	4,945	1,286
	$15,114	$10,710

Schedule of aging of financing receivable
	0-90	over 90	total
	days	days	financing
	aging	aging	receivable

Used car financing	$121,653	$7,373	$129,026
Financing for installment sales	229	1,948	2,177
Other financing	138	1,168	1,306
	$122,020	$10,489	$132,509

As of December 31, 2017, a total of $10,021 and $10,489 of financing receivables are past due and are respectively reflected in the 0-90 days aging and over 90 days aging table above.

The following table presents the aging of financing receivable as of December 31, 2016.

	0-90	over 90	total
	days	days	financing
	aging	aging	receivable

Used car financing	$275,007	$2,730	$277,737
Financing for installment sales	4,712	6,817	11,529
Other financing	23,734	4,041	27,775
	$303,453	$13,588	$317,041

Schedule of movement of allowance for financing receivable
	As of December 31,
	2015	2016	2017

Balance at beginning of year	$-	$(3,583)	$(15,114)
Charge to cost of revenues	(3,665)	(12,436)	(12,745)
Write off of financing receivable	-	119	22,178
Exchange difference	82	786	(1,342)

Balance at end of year	$(3,583)	$(15,114)	$(7,023)